Equity Method Investments - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Equity Method Investments [Line Items]
Equity Method Investment, Difference Between Carrying Amount and Underlying Equity	$ 5,800	$ 6,100
Amortization cost		300	$ 400
Share of results	25,794	11,147	651
Equity Method Investee [Member]
Schedule of Equity Method Investments [Line Items]
Equity contributions to joint venture	25,800
Amortization cost		11,100
Share of results	$ 26,472	$ 11,816
Dan Unity COTwo A S [Member]
Schedule of Equity Method Investments [Line Items]
Economic interest in building and operating marine export terminal	50.00%	50.00%
Equity Method Investment, Description of Principal Activities	commercial and technical projects relating to seaborne transportation of CO2.
Unigas International B V [Member]
Schedule of Equity Method Investments [Line Items]
Economic interest in building and operating marine export terminal	33.33%	33.33%
Equity Method Investment, Description of Principal Activities	commercial and operational manager of seagoing vessels capable of carrying liquefied petrochemical and petroleum gases on a worldwide basis.
Equity Investee [Member]
Schedule of Equity Method Investments [Line Items]
Economic interest in building and operating marine export terminal	100.00%
Ethylene Marine Export Terminal [Member]
Schedule of Equity Method Investments [Line Items]
Amortization cost	$ 300
Export Terminal [Member]
Schedule of Equity Method Investments [Line Items]
Equity contributions to joint venture	146,500
Share of results	$ 26,100	$ 11,400	$ 900